INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT IN JOINT VENTURE
Schedule of investment in joint ventures

	December 31,	December 31,
	2021	2020
Investment in joint venture - Puren	$7.1	$18.3